SCHEDULE OF CONCENTRATION RISKS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 3,757,076	$ 3,887,915	$ 7,025,696	$ 7,757,965	$ 15,133,647	$ 17,771,485
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 1,087,881	$ 1,138,481	$ 2,193,362	$ 2,251,053	$ 4,576,315	$ 3,584,564
Accounts receivable, percentage	29.00%	29.30%	31.20%	29.00%	30.20%	20.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 750,717	$ 594,460	$ 1,475,539	$ 1,158,080	$ 2,504,836	$ 2,167,024
Accounts receivable, percentage	20.00%	15.30%	21.00%	14.90%	16.60%	12.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 331,002	$ 374,780	$ 646,243	$ 861,958	$ 1,300,680	$ 2,652,925
Accounts receivable, percentage	8.80%	9.60%	9.20%	11.10%	8.60%	14.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 275,945	$ 343,460	$ 505,838	$ 732,740	$ 1,378,738	$ 2,934,031
Accounts receivable, percentage	7.30%	8.80%	7.20%	9.40%	9.10%	16.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage					29.00%
Accounts receivable					$ 768,954
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage					18.00%
Accounts receivable					$ 479,151
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage					14.00%
Accounts receivable					$ 373,236
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			27.80%		28.60%
Accounts receivable	$ 1,033,154		$ 1,033,154		$ 768,954
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			20.60%		17.80%
Accounts receivable	764,999		$ 764,999		$ 479,151
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			9.60%		13.90%
Accounts receivable	$ 357,471		$ 357,471		$ 373,236